Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases [Abstract]
Capital leases for real property and equipment including acquisition transactions	$ 63.3	$ 12.6	$ 3.0
Non-cash addition to real property		$ 22.5